Accounts Payable And Accrued Liabilities	12 Months Ended
Dec. 31, 2010
Accounts Payable And Accrued Liabilities
Accounts Payable And Accrued Liabilities

8.             Accounts Payable and Accrued Liabilities

Accounts payable and accrued liabilities consisted of the following at December 31, 2010 and 2009:

	December 31,
	2010	2009
Accounts payable	$ 11,639	$ 13,582
Oil and gas property costs accrual	4,850	7,062
Production and delivery costs accrual	1,733	—
Salaries and benefits accrual	888	3,267
Other	477	1,270
Total Accounts payable and Accrued liabilities	$ 19,587	$ 25,181